AURORA 10Q - FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - Recurring - Aurora Acquisition Corp - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 733,739	$ 472,512	$ 11,262,650	$ 13,340,717	$ 472,512	$ 13,340,717	$ 13,340,717	$ 0
Change in valuation inputs or other assumptions	(253,138)	261,227	(3,813,346)	(2,078,067)			(12,868,205)	(1,576,196)
Balance at end of period	480,601	733,739	7,449,304	11,262,650	480,601	7,449,304	472,512	13,340,717
Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	352,353	91,126	2,490,771	4,677,805	91,126	4,677,805	4,677,805	0
Change in valuation inputs or other assumptions	(198,654)	261,227	(1,579,513)	(2,187,034)			(4,586,679)	(541,006)
Balance at end of period	153,699	352,353	911,258	2,490,771	153,699	911,258	91,126	4,677,805
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	381,386	381,386	8,771,879	8,662,912	381,386	8,662,912	8,662,912	0
Change in valuation inputs or other assumptions	(54,484)		(2,233,833)	108,967			(8,281,526)	(1,035,190)
Balance at end of period	$ 326,902	$ 381,386	$ 6,538,046	$ 8,771,879	$ 326,902	$ 6,538,046	$ 381,386	$ 8,662,912